CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Related party revenue	¥ 1,038,004	¥ 112,142	¥ 49,358
Related party cost of revenue	797,256	401,954	576,081
Other comprehensive income/(loss), tax	¥ 0	¥ 0	¥ 0